Financial instruments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial instruments

18	Financial instruments

As of December 31, 2025, the Company had financial assets classified as amortized cost and fair value through profit or loss.

The financial instruments included in the amortized cost category comprise cash and cash equivalents, financial investments, restricted cash, trade receivables, balances with related parties, registered warrants, other assets and balances receivable from the Water National Agency (ANA), financial assets of the concession, trade payables, borrowings and financing in local and foreign currency (except for those irrevocably designated at fair value through profit or loss, in accordance with Note 19), services payable, and balances payable deriving from the Public-Private Partnership (PPP), which are non-derivative financial assets and liabilities with fixed or determinable payments, not quoted in an active market, except for cash equivalents and financial investments.

Additionally, SABESP has financial assets receivable from related parties, totaling R$ 1,139,064 as of December 31, 2025 (R$ 1,228,389 as of December 31, 2024), which were calculated under the conditions negotiated between the related parties. The conditions and additional information related to these financial instruments are disclosed in Note 11. Part of this balance, totaling R$ 1,016,697 (R$ 1,105,299 as of December 31, 2024), refers to reimbursement of additional retirement and pension plan - G0, indexed to the IPCA plus simple interest of 0.5% p.m. On the transaction date, this interest rate approximated that of National Treasury Notes (NTN-b), with a term similar to the terms of related-party transactions.

Considering the nature of other financial instruments, assets and liabilities, the balances recognized in the statement of financial position approximate the fair values, except for borrowings and financing, considering (i) the maturities close to the end of the reporting date, (ii) comparison of contractual interest rates with market rates in similar transactions at the end of the reporting periods, and (iii) their nature, and maturity terms.

	December 31, 2025		December 31, 2024
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	40,142,347	40,376,452	25,258,297	26,362,590

In order to obtain the fair values of borrowings and financing, the following criteria were adopted:

(i)	The agreements with the Brazilian Federal Savings Bank (CEF) were projected until their final maturities, at the average interest rate plus TR x DI and the average contractual term, were discounted to present value by a specific funding rate for the Company in similar contracts, plus TR x DI, on the closing date of the financial statements. TR x DI rates were obtained at B3.

(ii)	The debentures were projected until the final maturity date in accordance with the contractual rates (IPCA, DI, TJLP or TR), discounted to present value at the future market interest rates, disclosed by ANBIMA in the secondary market, or at the equivalent market rates, or of the Company's securities traded in the national market.

(iii)	Financing – BNDES are instruments considered at the nominal value updated until the maturity date, which are indexed by the TJLP.

These financing have their own characteristics and the conditions defined in the BNDES financing agreements, between independent parties, reflect the conditions for these types of financing. In Brazil, there is no consolidated market for long-term debts with the characteristics of BNDES financing, and the offer of credit to entities in general, with this long-term characteristic, is usually limited to BNDES.

(iv)	Other financing in national currency is considered at face value updated until the maturity date, discounted to present value at future market interest rates. The future rates used were obtained from the B3 website.

(v)	The agreements with the IDB and IBRD were projected until their final maturity in the currency of origin, using the contracted interest rates plus the future SOFR rate, obtained from Bloomberg, being discounted to present value using the coupon exchange curve, obtained from B3, plus the future LFT, disclosed by ANBIMA in the secondary market. All values obtained were converted into reais at the exchange rate as of December 31, 2025.

(vi)	The agreements with JPY + (YEN) index are projected to the final maturity in the currency of origin, using the contracted interest rates, converted to real, through the JPY/BRL forward rate (NDF) for the term and discounted to present value using the interpolated DI curve, obtained in B3 with the carrying amount equal to the fair value. Additionally, for hedge accounting purposes, the inception IRR (Internal Rate of Return) calculated at the time of designation is used.

(vii)	Leases and IFRS 16 leases are instruments measured at present value. Therefore, the Company discloses as market value the amount accounted for on December 31, 2025.

Financial instruments referring to, borrowings and financing, and derivative financial instruments are classified as Level 2 in the fair value hierarchy and there were no transfers between levels during this period.

There are no instruments classified as level 1 or level 3.

Accounting policy

Financial asset – Classification

The Company classifies its financial assets under the following categories: measured at amortized cost, measured at fair value through other comprehensive income and measured at fair value through profit or loss. The classification in the initial recognition depends on the characteristics of the contractual cash flows and the Company's business model for the management of these financial assets. As of December 31, 2025, the Company had financial assets classified in the categories of amortized cost and fair value through profit or loss.

Amortized cost

This category includes financial assets that meet the following conditions: (i) they are maintained within the business model whose purpose is to maintain financial assets in order to receive contractual cash flows; and (ii) the contractual terms of the financial asset give rise, on specified dates, to cash flows that constitute, exclusively, payments of principal and interest on the principal amount outstanding.

Financial assets measured at amortized cost are initially recognized at fair value and subsequently at amortized cost, using the effective interest rate method, except for accounts receivable, which are initially measured at their transaction price, as they do not contain financing components, and subsequently measured at amortized cost.

Fair value through profit or loss

Financial assets at fair value through profit or loss are presented in the statement of financial position at fair value, with net changes in fair value recognized in the income statement.

This category recognizes the changes in assets and liabilities of the fair value of derivative instruments designated as fair value hedges that the Company used to hedge against the risk and variability of Yen-denominated financing.

Financial liabilities - Classification

The Company classifies its financial liabilities as measured at amortized cost or fair value through profit or loss. As of December 31, 2025, the Company had financial liabilities classified in the two categories mentioned and as of December 31, 2024 only in the amortized cost category.

Amortized cost

This category includes balances payable to contractors and suppliers, borrowings and financing in national currency, services payable, balances payable resulting from Public-Private Partnership – PPP and program contract commitments.

The effective interest method is used to calculate the amortized cost of a financial liability and allocate its interest expense over the respective period. The effective interest rate is the rate that discounts precisely the estimated future cash flows (including fees, transaction cost and other issue costs) over the estimated life of the financial liabilities or, when appropriate, over a shorter period, for initial recognition of the net carrying amount. Gains and losses are recognized in profit or loss when liabilities are written off, as well as by the process of amortization of the effective interest rate.

Amortized cost is calculated taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate method. Amortization using the effective interest method is included as a financial expense in the income statement.

Fair value through profit or loss

This category recognizes derivative financial instruments and financial liabilities designated on initial recognition at fair value through profit or loss. The financial liabilities designated on initial recognition at fair value through income are designated on the initial recognition date and only if the criteria of IFRS 9 are met.

Adjustment at present value

Financial assets and liabilities arising from long-term or short-term transactions, when there are relevant effects, are adjusted to present value based on market discount rates at the date of the transaction. For the purpose of recording and determining relevance, the adjustment to present value is calculated taking into consideration the contractual cash flows and the explicit, and in certain cases implicit, interest rate of the respective assets and liabilities. Based on the analyzes carried out and Management's best estimate, the Company concluded that the adjustment at present value of current monetary assets and liabilities is irrelevant in relation to the financial statements taken as a whole and, therefore, did not record any adjustment.